CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 16)	$ 245,130	$ 43,510
Cost of sales
Production costs (Note 17)	(74,108)	(13,758)
Depreciation (Note 11)	(21,348)	(1,116)
Royalties	(1,368)	(216)
Total operating expense	(96,824)	(15,090)
Mine operating earnings	148,306	28,420
General and administrative expenses (Note 18)	(15,756)	(9,746)
Exploration and project expenses	(726)	(5,444)
Foreign exchange (losses) gains	(7,247)	27,913
Earnings from operations	124,577	41,143
Interest income	4,035	2,811
Interest and finance expense (Note 19)	(2,713)	(6,589)
Other expense	(2,653)	0
Earnings before income taxes	123,246	37,365
Income tax expense (Note 20)	(6,526)	(6,064)
Net earnings	116,720	31,301
Other comprehensive income
Currency translation adjustment	10,255	(27,987)
Total comprehensive earnings	$ 126,975	$ 3,314
Net earnings attributable to common shareholders
Basic earnings per share (in usd per share)	$ 0.79	$ 0.21
Diluted earnings per share ( in usd per share)	$ 0.79	$ 0.21
Weighted average shares outstanding Basic ( in shares)	146,882	146,164
Weighted average shares outstanding Diluted ( in shares)	147,539	152,190